UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds
(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332	Nashville, Tennessee 37203
(Address of principal executive offices)	(Zip code)

 The Corporation trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2011

Date of reporting period: 05/31/2011

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 29.78%	FAIR VALUE

	U.S. Treasury Notes - 13.80%
$500,000	2.625%, due 08/15/2020	$487,461
750,000	3.625%, due 08/15/2019	804,083
2,000,000	3.625%, due 02/15/2020	2,130,312
750,000	3.75%, due 11/15/2018	816,621
		4,238,477
	Federal Farm Credit Bank - 3.61%
750,000	4.875%, due 12/16/2015	858,301
250,000	5.375%, due 07/18/2011	251,726
		1,110,027
	Federal Home Loan Bank - 5.33%
500,000	5.05%, due 01/03/2018	534,246
250,000	5.125%, due 08/14/2013	275,025
500,000	5.25%, due 06/18/2014	565,294
250,000	5.75%, due 05/15/2012	263,164
		1,637,729
	Federal Home Loan Mortgage Corporation - 2.61%
750,000	3.75%, due 03/27/2019	800,488

	Federal National Mortgage Association - 4.43%
500,000	5.00%, due 03/02/2015	568,194
250,000	5.00%, due 08/02/2012	263,767
500,000	5.00%, due 08/02/2012	527,048
		1,359,009
	Total U.S. Government and Agency Obligations (Cost $8,606,841)	9,145,730

PAR VALUE	CORPORATE BONDS - 48.61%	FAIR VALUE

	Aerospace & Defense - 3.97%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$639,796
500,000	United Technologies Corp., 5.375%, due 12/15/2017	580,455
		1,220,251
	Banks - 12.71%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	527,321
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	542,309
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	506,203
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	565,035
500,000	Morgan Stanley, 3.45%, due 11/02/2015	501,516
200,000	Morgan Stanley, 6.60%, due 04/01/2012	210,101
500,000	PNC Funding Corp., 4.375%, 08/11/2020	514,779
250,000	State Street Corp., 4.30%, due 05/30/2014 (b)	271,138
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	265,233
		3,903,635

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

PAR VALUE	CORPORATE BONDS - 48.61% (continued)	FAIR VALUE

	Beverages - 1.72%
$500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	$528,846

	Biotechnology - 1.77%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	262,857
250,000	Amgen, Inc., 4.85%, due 11/18/2014	280,096
		542,953
	Chemicals - 0.86%
250,000	Sherwin-Williams, Co., 3.125%, due 12/15/2014	265,110

	Computers - 1.28%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	394,005

	Diversified Financial Services - 3.51%
500,000	CME Group, Inc., 5.75%, due 02/15/2014	557,675
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	521,039
		1,078,714
	Electric - 3.46%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	532,705
500,000	Georgia Power Co., 4.25%, due 12/01/2019	528,291
		1,060,996
	Electrical Components - 0.93%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	286,301

	Food - 1.43%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	437,285

	Healthcare - Products - 2.24%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018	686,152

	Healthcare - Services - 0.05%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	16,532

	Household Products - 0.89%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	274,079

	Miscellaneous Manufacturing - 1.83%
500,000	General Electric Co., 5.25%, due 12/06/2017	562,839

	Office & Business Equipment - 0.91%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	277,686

	Oil & Gas - 3.38%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	265,086
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	271,663
500,000	Shell International Finance BV, 5.625%, due 06/27/2011	501,788
		1,038,537

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

PAR VALUE	CORPORATE BONDS - 48.61% (continued)	FAIR VALUE

	Pharmaceuticals - 2.74%
$250,000	Abbott Laboratories, 5.15%, due 11/30/2012	$267,115
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	574,138
		841,253
	Retail - 0.87%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	266,232

	Telecommunications - 4.06%
500,000	AT&T, Inc., 2.95%, due 05/15/2016	507,772
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016 (b)	227,226
500,000	Verizon Communications, Inc.. 3.00%, due 04/01/2016	511,682
		1,246,680
	Total Corporate Bonds (Cost $13,918,563)	14,928,086

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 16.89%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 6.29%
$131,652	Series 15L, 7.00%, due 07/25/2023	$139,678
225,607	Series 2840 VC, 5.00%, due 08/15/2015	240,113
629,686	Series 2841 BY, 5.00%, due 08/15/2019	698,236
28,301	Series 3058 WV, 5.50%, due 10/15/2035	28,697
750,000	Series 3290 PD, 5.50%, due 3/15/2035	825,575
		1,932,299
	Federal National Mortgage Association - 8.74%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,147,123
223,245	Pool 545759, 6.50%, due 07/01/2032	253,470
109,182	Pool 725421, 7.00%, due 09/01/2017	120,895
104,136	Pool 754289, 6.00%, due 11/01/2033	115,580
292,314	Pool 882684, 6.00%, due 06/01/2036	323,771
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	327,360
359,522	Series 2007-40-PT, 5.50%, due 05/25/2037	395,297
		2,683,496
	Government National Mortgage Association - 1.86%
147,688	Pool 476998, 6.50%, due 07/15/2029	168,296
163,748	Pool 648337, 5.00%, due 10/15/2020	176,959
200,579	Pool 676516, 6.00%, due 02/15/2038	223,755
		569,010
	Total Mortgage-Backed Securities (Cost $4,834,257)	5,184,805

SHARES	MONEY MARKET FUNDS - 3.81%	FAIR VALUE

1,169,886	Fidelity Institutional Money Market Fund Class I, 0.20% (a) (Cost $1,169,886)	$1,169,886

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)	FAIR VALUE

Total Investments at Fair Value - 99.09% (Cost $28,529,547)	$30,428,507

Other Assets in Excess of Liabilities, Net - 0.91%	278,741

Net Assets - 100.00%	$30,707,248

(a) Rate shown represents the yield at May 31, 2011, is subject to change and resets daily.
(b) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 77.85%	FAIR VALUE

	Beverages - 4.22%
9,700	Green Mountain Coffee Roasters, Inc. (a)	$798,989

	Biotechnology - 3.81%
10,000	Illumina, Inc. (a)	720,800

	Chemicals - 2.96%
7,900	Albemarle Corp.	559,636

	Distribution & Wholesale - 1.96%
3,500	Fossil, Inc. (a)	370,440

	Electronics - 2.86%
5,500	Waters Corp. (a)	542,080

	Internet - 10.89%
2,800	Baidu, Inc. - ADR (a)	379,988
2,400	NetFlix, Inc. (a)	649,920
2,000	Priceline.com, Inc. (a)	1,030,380
		2,060,288
	Machinery - Construction & Mining - 2.07%
3,700	Caterpillar, Inc.	391,460

	Miscellaneous Manufacturing - 6.77%
10,000	Pall Corp.	561,000
11,000	Polypore International, Inc. (a)	721,050
		1,282,050
	Oil & Gas Services - 3.26%
12,300	Halliburton Co.	616,845

	Pharmaceuticals - 14.01%
18,000	Endo Pharmaceuticals Holdings, Inc. (a)	749,340
13,600	Herbalife Ltd.	765,408
6,700	Perrigo Co.	573,252
24,400	Questcor Pharmaceuticals, Inc. (a)	562,908
		2,650,908
	Retail - 10.29%
10,200	Bed Bath & Beyond, Inc. (a)	549,678
5,900	Lululemon Athletica, Inc. (a)	535,720
15,400	Ulta Salon Cosmetics & Fragrance, Inc. (a)	862,092
		1,947,490
	Software - 8.74%
13,600	Informatica Corp. (a)	797,776
25,000	Oracle Corp.	855,500
		1,653,276
	Telecommunications - 3.04%
7,600	Acme Packet, Inc. (a)	575,244

	Transportation - 2.97%
7,100	CSX Corp.	563,030

	Total Common Stocks (Cost $14,211,664)	14,732,536

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 12.89%	FAIR VALUE

13,300	ProShares Ultra QQQ	$1,227,989
24,400	ProShares Ultra Russell 2000	1,211,704
	Total Exchange-Traded Funds (Cost $2,343,672)	2,439,693

SHARES	MONEY MARKET FUND - 9.61%	FAIR VALUE

1,819,221	Fidelity Institutional Money Market Fund Class I, 0.20% (b) (Cost $1,819,221)	$1,819,221

	Total Investments at Fair Value - 100.35% (Cost $18,374,557)	$18,991,450

	Liabilities in Excess of Other Assets, Net - (0.35)%	(67,068)

	Net Assets - 100.00%	$18,924,382

(a) Non-income producing security.
(b) Rate shown represents the yield at May 31, 2011, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 98.95%	FAIR VALUE

	Advertising - 1.48%
8,025	Omnicom Group, Inc.	$375,329

	Aerospace & Defense - 1.66%
4,810	United Technologies Corp.	422,174

	Apparel - 1.68%
5,050	NIKE, Inc. - Class B	426,473

	Auto Parts & Equipment - 0.99%
6,325	Johnson Controls, Inc.	250,470

	Beverages - 2.96%
11,250	Coca-Cola Co.	751,613

	Chemicals - 3.36%
6,660	Air Products & Chemicals, Inc.	633,299
1,424	CF Industries Holdings, Inc.	218,983
		852,282
	Coal - 2.51%
10,395	Peabody Energy Corp.	637,837

	Computers - 11.52%
3,640	Apple, Inc. (a)	1,266,101
9,480	Cognizant Technology Solutions Corp. - Class A (a)	720,859
5,530	International Business Machines Corp.	934,183
		2,921,143
	Cosmetics & Personal Care - 0.76%
1,880	Estee Lauder Cos., Inc.	192,719

	Distribution &Wholesale - 2.53%
4,240	W.W. Grainger, Inc.	640,537

	Diversified Financial Services - 3.33%
4,333	American Express Co.	223,583
1,855	BlackRock, Inc.	381,314
10,053	Discover Financial Services	239,663
		844,560

	Electrical Components & Equipment - 0.93%
4,320	Emerson Electric Co.	235,656

	Electronics - 2.33%
10,950	Amphenol Corp. - Class A	591,957

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 98.95% (continued)	FAIR VALUE

	Food - 1.07%
4,429	Whole Foods Market, Inc.	$270,878

	Gas - 1.29%
4,530	National Fuel Gas Co.	326,341

	Healthcare - Products - 3.31%
6,447	Baxter International, Inc.	383,725
4,079	CR Bard, Inc.	455,951
		839,676
	Internet - 4.45%
1,415	Amazon.com, Inc. (a)	278,316
7,620	eBay, Inc. (a)	237,516
1,160	Google, Inc. - Class A (a)	613,663
		1,129,495
	Leisure Time - 1.04%
2,395	Polaris Industries, Inc.	264,288

	Machinery - Construction & Mining - 0.95%
2,280	Caterpillar, Inc.	241,224

	Machinery - Diversified - 4.52%
3,830	Cummins, Inc.	403,069
1,400	Deere & Co.	120,512
7,475	Roper Industries, Inc.	623,938
		1,147,519
	Media - 2.20%
13,395	Walt Disney Co.	557,634

	Metal Fabricate & Hardware - 1.71%
2,760	Precision Castparts Corp.	433,596

	Mining - 2.01%
9,866	Freeport-McMoRan Copper & Gold, Inc.	509,480

	Miscellaneous Manufacturing - 2.85%
13,239	Danaher Corp.	721,923

	Oil & Gas - 7.60%
6,280	Apache Corp.	782,488
13,730	Exxon Mobil Corp.	1,146,043
		1,928,531
	Oil & Gas Services - 2.56%
7,580	Schlumberger Ltd.	649,758

	Packaging & Containers - 1.64%
10,555	Ball Corp.	417,028

	Pharmaceuticals - 2.23%
9,490	Express Scripts, Inc. (a)	565,224

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 98.95% (continued)	FAIR VALUE

	Retail - 6.33%
6,795	McDonald's Corp.	$554,064
7,930	Nordstrom, Inc.	371,362
9,220	Wal-Mart Stores, Inc.	509,129
4,640	World Fuel Services Corp.	169,731
		1,604,286

	Semiconductors - 4.48%
13,980	Intel Corp. (a)	314,690
16,975	Microchip Technology, Inc.	671,021
2,580	Rovi Corp. (a)	149,537
		1,135,248
	Software - 3.81%
18,635	Microsoft Corp.	466,061
14,625	Oracle Corp.	500,468
		966,529
	Telecommunications - 7.86%
11,275	American Tower Corp. - Class A (a)	625,537
5,920	CenturyLink, Inc.	255,685
22,040	Cisco Systems, Inc.	370,272
12,675	QUALCOMM, Inc.	742,628
		1,994,122
	Transportation - 1.00%
2,700	FedEx Corp.	252,828

	Total Common Stocks (Cost $19,898,995)	25,098,358

SHARES	MONEY MARKET FUND - 1.27%	FAIR VALUE

323,139	Fidelity Institutional Money Market Fund Class I, 0.20% (b) (Cost $323,139)	$323,139

	Total Investments at Fair Value - 100.22% (Cost $20,222,134)	$25,421,497

	Liabilities in Excess of Other Assets, Net - (0.22%)	(56,107)

	Net Assets - 100.00%	$25,365,390

(a) Non-income producing security.
(b) Rate shown represents the yield at May 31, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 88.87%	FAIR VALUE

	Aerospace & Defense - 4.62%
2,401	L-3 Communications Holdings, Inc.	$196,041
1,300	Lockheed Martin Corp.	101,270
3,981	Raytheon Co.	200,563
		497,874
	Banks - 4.95%
7,400	Bank of America Corp.	86,950
1,091	Goldman Sachs Group, Inc.	153,536
5,900	Morgan Stanley	142,544
5,310	Wells Fargo & Co.	150,645
		533,675
	Biotechnology - 1.84%
4,747	Gilead Sciences, Inc. (a)	198,140

	Chemicals - 1.98%
5,900	Dow Chemical Co.	213,167

	Commercial Services - 3.86%
12,630	H&R Block, Inc.	204,606
9,899	RR Donnelley & Sons Co.	211,245
		415,851
	Computers - 5.01%
3,815	Computer Sciences Corp.	152,180
4,322	Hewlett-Packard Co.	161,556
6,190	Western Digital Corp. (a)	226,864
		540,600
	Diversified Financial Services - 1.16%
436	CME Group, Inc.	124,591

	Electric - 3.15%
6,129	Constellation Energy Group, Inc.	227,876
2,500	FirstEnergy Corp.	111,550
		339,426
	Food - 2.76%
21,444	Dean Foods Co. (a)	297,643

	Hand & Machine Tools - 1.45%
2,600	Snap-On, Inc.	156,832

	Healthcare - Products - 1.04%
1,800	Stryker Corp.	112,320

	Healthcare - Services - 7.34%
8,167	UnitedHealth Group, Inc.	399,774
5,016	WellPoint, Inc.	392,101
		791,875
	Home Furnishings - 1.92%
2,472	Whirlpool Corp.	207,154

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 88.87% (continued)	FAIR VALUE

	Housewares - 1.44%
8,700	Newell Rubbermaid, Inc.	$154,947

	Insurance - 5.42%
6,388	Allstate Corp.	200,455
15,588	Genworth Financial, Inc. (a)	173,183
3,311	Prudential Financial, Inc.	211,176
		584,814
	Iron & Steel - 2.93%
4,197	Nucor Corp.	177,701
3,000	United States Steel Corp.	138,330
		316,031
	Media - 3.39%
12,459	Gannett Co., Inc.	177,665
458	Washington Post Co.	188,050
		365,715
	Mining - 2.08%
12,000	Titanium Metals Corp.	224,760

	Miscellaneous Manufacturing - 1.33%
7,300	General Electric Co.	143,372

	Office & Business Equipment - 1.39%
14,634	Xerox Corp.	149,413

	Oil & Gas - 6.71%
2,200	ConocoPhillips	161,084
2,683	Diamond Offshore Drilling, Inc.	197,657
5,200	Rowan Cos., Inc. (a)	206,180
6,500	Tesoro Corp. (a)	158,600
		723,521
	Pharmaceuticals - 2.69%
13,500	Pfizer, Inc.	289,575

	Retail - 10.24%
5,305	Best Buy Co., Inc.	168,487
5,607	CVS Caremark Corp.	216,935
8,423	GameStop Corp. - Class A (a)	235,675
2,000	Kohl's Corp.	106,480
10,382	RadioShack Corp.	163,724
3,848	Wal-Mart Stores, Inc.	212,487
		1,103,788
	Savings & Loans - 1.62%
19,082	Hudson City Bancorp, Inc.	174,219

	Semiconductors - 4.37%
22,477	Applied Materials, Inc.	309,733
5,300	Intel Corp. (a)	119,303
4,000	MEMC Electronic Materials, Inc. (a)	42,080
		471,116

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCK - 88.87% (continued)	FAIR VALUE

	Software - 1.58%
6,806	Microsoft Corp.	$170,218

	Telecommunications - 1.17%
4,000	AT&T, Inc.	126,240

	Transportation - 1.43%
2,100	Norfolk Southern Corp.	153,951

	Total Common Stocks (Cost $8,517,531)	9,580,828

SHARES	MONEY MARKET FUND - 10.97%	FAIR VALUE

1,183,133	Fidelity Institutional Money Market Fund Class I, 0.20% (b) (Cost $1,183,133)	$1,183,133

	Total Investments at Fair Value - 99.84% (Cost $9,700,664)	$10,763,961

	Other Assets in Excess of Liabilities, Net - 0.16%	17,073

	Net Assets - 100.00%	$10,781,034

(a) Non-income producing security.
(b) Rate shown represents the yield at May 31, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 96.75%	FAIR VALUE

	Advertising - 2.02%
27,000	Interpublic Group of Cos., Inc.	$322,110

	Aerospace & Defene - 1.99%
6,300	Raytheon Co.	317,394

	Biotechnology - 2.66%
11,000	Cubist Pharmaceuticals, Inc. (a)	423,830

	Chemicals - 4.93%
14,750	E.I. du Pont de Nemours & Co.	786,175

	Commercial Services - 1.76%
16,000	SAIC, Inc. (a)	280,960

	Computers - 1.82%
18,000	Dell, Inc. (a)	289,440

	Electric - 4.72%
25,550	Duke Energy Corp.	479,063
11,000	NRG Energy, Inc. (a)	272,360
		751,423
	Engineering & Construction - 1.83%
8,000	Shaw Group, Inc. (a)	292,240

	Environmental Control - 1.84%
17,000	Calgon Carbon Corp. (a)	293,250

	Food - 1.87%
10,000	Cal-Maine Foods, Inc.	298,100

	Healthcare-Products - 3.18%
32,000	Boston Scientific Corp. (a)	229,760
6,800	Medtronic, Inc.	276,760
		506,520
	Insurance - 1.77%
15,000	Montpelier Re Holdings Ltd.	282,150

	Internet - 1.42%
11,000	AOL, Inc. (a)	226,270

	Iron & Steel - 1.99%
7,500	Nucor Corp.	317,550

	Mining - 11.34%
22,000	Alcoa, Inc.	369,820
14,000	Barrick Gold Corp.	668,640
10,000	Newmont Mining Corp.	565,700
5,000	Vulcan Materials Co.	202,450
		1,806,610
	Miscellaneous Manufacturing - 1.20%
57,000	Eastman Kodak Co. (a)	190,380

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

SHARES	COMMON STOCKS - 96.75% (continued)	FAIR VALUE

	Oil & Gas - 7.34%
12,000	Marathon Oil Corp.	$650,040
7,494	Transocean Ltd.	519,409
		1,169,449
	Oil & Gas Services - 3.15%
10,000	Halliburton Co.	501,500

	Packaging & Containers - 2.09%
9,400	Sonoco Products Co.	332,948

	Pharmaceuticals - 9.57%
10,000	Bristol-Myers Squibb Co.	287,600
16,147	Merck & Co., Inc.	593,402
30,000	Pfizer, Inc.	643,500
		1,524,502
	Retail - 8.26%
34,000	Gap, Inc.	659,600
5,000	Sears Holdings Corp. (a)	355,000
60,000	Wendy's/Arby's Group, Inc. - Class A	301,800
		1,316,400
	Semiconductors - 5.68%
45,000	Amkor Technology, Inc. (a)	287,550
17,000	Applied Materials, Inc.	234,260
17,000	Intel Corp.	382,670
		904,480
	Telecommunications - 10.89%
90,000	ADPT Corp. (a)	263,700
20,000	AT&T, Inc.	631,200
2,880	Frontier Communications Corp.	25,488
9,700	Rogers Communications, Inc. - Class B	370,928
12,000	Verizon Communications, Inc.	443,160
		1,734,476
	Transportation - 3.43%
10,000	Tidewater, Inc.	546,500

	Total Common Stocks (Cost $12,639,021)	15,414,657

SHARES	MONEY MARKET FUND - 3.07%	FAIR VALUE

489,684	Fidelity Institutional Money Market Fund Class I, 0.20% (b) (Cost $489,684)	$489,684

	Total Investments at Fair Value - 99.82% (Cost $13,128,705)	$15,904,341

	Other Assets in Excess of Liabilities, Net - 0.18%	29,185

	Net Assets - 100.00%	$15,933,526

(a) Non-income producing security.
(b) Rate shown represents the yield at May 31, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2011 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day.  If no sales are reported, the average of the last bid and ask price is used.  If no average price is available, the last bid price is used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider  interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.  Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2011 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of May 31, 2011:

Fixed Income Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$9,145,730	$9,145,730
Corporate Bonds	13,173,431	1,754,655	14,928,086
Mortgage-Backed Securities	—	5,184,805	5,184,805
Money Market Funds	1,169,886	—	1,169,886
Totals	$14,343,317	$16,085,190	$30,428,507

Informed Investor Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$14,732,536	$—	$14,732,536
Exchange-Traded Funds	2,439,693	—	2,439,693
Money Market Funds	1,819,221	—	1,819,221
Totals	$18,991,450	$—	$18,991,450

Quality Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$25,098,358	$—	$25,098,358
Money Market Funds	323,139	—	323,139
Totals	$25,421,497	$—	$25,421,497

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2011 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$9,580,828	$—	$9,580,828
Money Market Funds	1,183,133	—	1,183,133
Totals	$10,763,961	$—	$10,763,961

Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$15,414,657	$—	$15,414,657
Money Market Funds	489,684	—	489,684
Totals	$15,904,341	$—	$15,904,341

(a)
As of and during the period ended May 31, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.  During the nine month period ended May 31, 2011, there were no transfers between level 1 and level 2 investments.  During the nine month period ended May 31, 2011, no securities were fair valued.

2. TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2011:
		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Fixed Income Fund	$28,529,547	$1,911,499	$(12,539)	$1,898,960
Informed Investor Growth Fund	18,649,465	568,760	(226,775)	341,985
Quality Growth Fund	20,233,955	5,520,345	(332,803)	5,187,542
Select Value Fund	9,704,185	1,552,681	(492,905)	1,059,776
Value Fund	13,128,705	3,493,491	(717,855)	2,775,636

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2011 (Unaudited)

2. TAX MATTERS (continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 26, 2011

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 26, 2011